Share-based payments (Tables)	12 Months Ended
Sep. 30, 2021
Share-based payments
Summary of share options granted during the period

	2021		2020		2019
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	exercise
	Share options	Price (£)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	161,250	0.0001	72,700	0.0001	8,700	0.0001
Granted during the period	55,210	0.0001	88,550	0.0001	64,000	0.0001
Forfeited/lapsed during the period	(32,963)	0.0001	—	—	—	—
Exercised during the period	—	—	—	—	—	—
Outstanding at end of period	183,497	0.0001	161,250	0.0001	72,700	0.0001
Exercisable at end of period	17,167		—		—

Summary of inputs into the Black-Scholes model

	2021	2020	2019
Weighted average share price (£)	3.30	3.30	2.95
Weighted average exercise price (£)	0.0001	0.0001	0.0001
Expected volatility	50%	50%	50%
Expected life	5 years	5 years	5 years
Risk-free rate	0.1%	0.1%	0.1%
Expected dividend yield	0%	0%	0%

Summary of share option charge

	2021	2020	2019
	$	$	$
Share option charge included in administrative expenses	165,570	121,597	11,392
	165,570	121,597	11,392